General Information and Basis of Presentation - Summary of Subsidiary Companies (Detail)	6 Months Ended
Jun. 30, 2024 t
Clean Power Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Clean Power Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Magic Wand
Dead Weight Tonnage	47,000
Acquisition Date	Jan. 09, 2008
MR Roi Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	MR Roi Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Clean Thrasher
Dead Weight Tonnage	47,000
Acquisition Date	Feb. 27, 2008
King Of Hearts Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	King of Hearts Inc.
Date of Incorporation	Mar. 17, 2008
Name of Vessel Owned by Subsidiary	Clean Sanctuary
Dead Weight Tonnage	46,000
Acquisition Date	Jul. 14, 2009
Nirvana Product Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Nirvana Product Trading Inc
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Nirvana
Dead Weight Tonnage	50,000
Acquisition Date	Mar. 28, 2022
Volume Jet Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Volume Jet Trading Inc.
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Justice
Dead Weight Tonnage	46,000
Acquisition Date	May 31, 2022
International Crude And Product Enterprises [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Intercontinental Crude and Product Enterprises Inc.
Date of Incorporation	May 18, 2022
Name of Vessel Owned by Subsidiary	Suez Enchanted
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Petroleum Trading And Shipping [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Petroleum Trading and Shipping Inc.
Date of Incorporation	Apr. 21, 2022
Name of Vessel Owned by Subsidiary	Suez Protopia
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Haven Exotic Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Haven Exotic Trading Inc.
Date of Incorporation	Jan. 31, 2023
Name of Vessel Owned by Subsidiary	Eco Wildfire
Dead Weight Tonnage	33,000
Acquisition Date	Feb. 28, 2023
Blue Oddysey International Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Blue Oddysey International Inc.
Date of Incorporation	Jan. 31, 2023
Name of Vessel Owned by Subsidiary	Glorieuse
Dead Weight Tonnage	38,000
Acquisition Date	Feb. 27, 2023
Tankpunk Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Tankpunk Inc.
Date of Incorporation	Jan. 06, 2008
Name of Vessel Owned by Subsidiary	Stealth Berana*
Dead Weight Tonnage	115,804
Acquisition Date	Feb. 27, 2023
Disposal Date	Jul. 14, 2023
Aquatic Success International Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Aquatic Success International Inc.
Date of Incorporation	Sep. 06, 2023
Name of Vessel Owned by Subsidiary	Aquadisiac
Dead Weight Tonnage	51,000
Acquisition Date	Feb. 18, 2024
Alpine Hydrocarbons Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Alpine Hydrocarbons Inc.
Date of Incorporation	Sep. 06, 2023
Name of Vessel Owned by Subsidiary	Gstaad Grace II (ex. Stealth Haralambos)**
Dead Weight Tonnage	113,000
Acquisition Date	Feb. 28, 2024
Disposal Date	Apr. 26, 2024
Poseidonas Corporation Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Poseidonas Corporation Inc.***
Date of Incorporation	May 25, 2024
Imperial Petroleum Product Solutions Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Imperial Petroleum Product Solutions Inc. ****
Date of Incorporation	May 20, 2024